Credit risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	£ 723	£ 766
Expected credit losses held against contingent liabilities and commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	410	398
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 213,009	£ 205,939
Coverage ratio	0.018	0.017
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 198,781	£ 193,131
Coverage ratio	0.003	0.003
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,693	£ 10,419
Coverage ratio	0.082	0.091
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,036	£ 9,709
Coverage ratio	0.066	0.071
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 297	£ 310
Coverage ratio	0.268	0.265
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 360	£ 400
Coverage ratio	0.300	0.327
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,535	£ 2,389
Coverage ratio	0.465	0.459
Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 156,430	£ 150,786
Coverage ratio	0.024	0.023
Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 143,369	£ 138,340
Coverage ratio	0.004	0.004
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 10,526	£ 10,057
Coverage ratio	0.089	0.093
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,869	£ 9,347
Coverage ratio	0.072	0.072
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 297	£ 310
Coverage ratio	0.268	0.265
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 360	£ 400
Coverage ratio	0.300	0.327
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,535	£ 2,389
Coverage ratio	0.465	0.459
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,837	£ 4,952
Coverage ratio	0.008	0.007
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,358	£ 4,665
Coverage ratio	0.002	0.002
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 278	£ 136
Coverage ratio	0.004	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 211	£ 34
Coverage ratio	0.005	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1	£ 1
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 66	£ 101
Coverage ratio	0	0
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 201	£ 151
Coverage ratio	0.122	0.137
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,988	£ 20,527
Coverage ratio	0.112	0.112
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 18,629	£ 18,406
Coverage ratio	0.022	0.021
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,995	£ 1,740
Coverage ratio	0.282	0.314
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,794	£ 1,514
Coverage ratio	0.232	0.251
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 131	£ 133
Coverage ratio	0.430	0.441
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 70	£ 93
Coverage ratio	0.674	0.663
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 364	£ 381
Coverage ratio	0.799	0.785
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,557	£ 4,128
Coverage ratio	0.007	0.008
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,904	£ 3,781
Coverage ratio	0.002	0.002
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 504	£ 260
Coverage ratio	0.012	0.019
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 331	£ 77
Coverage ratio	0.012	0.038
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 90	£ 122
Coverage ratio	0.011	0.008
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 83	£ 61
Coverage ratio	0.012	0.016
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 149	£ 87
Coverage ratio	0.108	0.187
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 126,048	£ 121,179
Coverage ratio	0.009	0.008
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 116,478	£ 111,488
Coverage ratio	0.001	0.001
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,749	£ 7,921
Coverage ratio	0.030	0.029
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,533	£ 7,722
Coverage ratio	0.029	0.028
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 75	£ 54
Coverage ratio	0.107	0.100
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 141	£ 145
Coverage ratio	0.054	0.065
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,821	£ 1,770
Coverage ratio	0.279	0.250
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 56,579	£ 55,153
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 55,412	£ 54,791
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,167	£ 362
Coverage ratio	0.008	0.024
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,167	£ 362
Coverage ratio	0.008	0.024
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 216,829	£ 209,575
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	199,360	193,693
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,733	11,464
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,813	10,448
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	406	422
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	514	594
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,736	4,418
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	160,234	154,403
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	143,941	138,892
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,557	11,093
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,637	10,077
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	406	422
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	514	594
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,736	4,418
Gross exposure | Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,874	4,985
Gross exposure | Retail mortgages | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,366	4,674
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	279	136
Gross exposure | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	229	175
Gross exposure | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,874	4,985
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,366	4,674
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	279	136
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	212	34
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1	1
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	66	101
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	229	175
Gross exposure | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	23,635	23,113
Gross exposure | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,041	18,801
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,780	2,536
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,814	1,776
Gross exposure | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	23,635	23,113
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,041	18,801
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,780	2,536
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,335	2,022
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	230	238
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	215	276
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,814	1,776
Gross exposure | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,589	4,160
Gross exposure | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,912	3,788
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	510	265
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	167	107
Gross exposure | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,589	4,160
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,912	3,788
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	510	265
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	335	80
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	91	123
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	84	62
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	167	107
Gross exposure | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	127,136	122,145
Gross exposure | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,622	111,629
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,988	8,156
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,526	2,360
Gross exposure | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	127,136	122,145
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,622	111,629
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,988	8,156
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,755	7,941
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	84	60
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	149	155
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,526	2,360
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	56,595	55,172
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	55,419	54,801
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,176	371
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,176	371
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	246,100	186,100
Gross exposure | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	245,200	184,400
Gross exposure | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	800	1,600
Gross exposure | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124	123
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,820)	(3,636)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(579)	(562)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,040)	(1,045)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(777)	(739)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(109)	(112)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(154)	(194)
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,201)	(2,029)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,804)	(3,617)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(572)	(552)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,031)	(1,036)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(768)	(730)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(109)	(112)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(154)	(194)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,201)	(2,029)
Impairment allowance | Retail mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(37)	(33)
Impairment allowance | Retail mortgages | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(9)
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	0
Impairment allowance | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28)	(24)
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(37)	(33)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(9)
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(28)	(24)
Impairment allowance | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,647)	(2,586)
Impairment allowance | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(412)	(395)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(785)	(796)
Impairment allowance | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,450)	(1,395)
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,647)	(2,586)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(412)	(395)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(785)	(796)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(541)	(508)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(99)	(105)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(145)	(183)
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,450)	(1,395)
Impairment allowance | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(32)	(32)
Impairment allowance | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(7)
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6)	(5)
Impairment allowance | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18)	(20)
Impairment allowance | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(32)	(32)
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(7)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6)	(5)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4)	(3)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	(1)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	(1)
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(18)	(20)
Impairment allowance | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,088)	(966)
Impairment allowance | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(144)	(141)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(239)	(235)
Impairment allowance | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(705)	(590)
Impairment allowance | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,088)	(966)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(144)	(141)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(239)	(235)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(222)	(219)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(9)	(6)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8)	(10)
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(705)	(590)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(16)	(19)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7)	(10)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(9)	(9)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(9)	(9)
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(147)	(145)
Impairment allowance | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(16)	(17)
Impairment allowance | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10)	(8)
Impairment allowance | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (121)	£ (120)